Stockholders’ Equity (Details) - USD ($)																														1 Months Ended																			3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 29, 2023	May 31, 2023	May 16, 2023	May 03, 2023	Apr. 26, 2023	Mar. 27, 2023	Mar. 14, 2023	Mar. 13, 2023	Feb. 28, 2023	Feb. 14, 2023	Feb. 08, 2023	Jan. 25, 2023	Jun. 17, 2022	Apr. 05, 2022	Mar. 07, 2022	Mar. 07, 2022	Jan. 06, 2022	Dec. 14, 2021	Dec. 03, 2021	Nov. 05, 2021	Aug. 15, 2021	Jul. 15, 2021	May 24, 2021	Apr. 10, 2021	Feb. 18, 2021	Feb. 08, 2021	Feb. 03, 2021	Feb. 01, 2021	Jan. 14, 2021	Jun. 30, 2023	Jun. 20, 2023	May 30, 2023	Sep. 15, 2022	Jun. 24, 2022	Feb. 24, 2022	Nov. 29, 2021	Nov. 15, 2021	Oct. 25, 2021	Sep. 15, 2021	Aug. 26, 2021	Jul. 20, 2021	Jun. 17, 2021	Apr. 21, 2021	Mar. 31, 2021	Mar. 28, 2021	Mar. 17, 2021	Feb. 26, 2021	Jan. 20, 2021	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stockholders’ Equity (Details) [Line Items]
Shares of capital stock																														1,520,000,000																			1,520,000,000					1,520,000,000			1,520,000,000
Designated of common stock shares																														(1,500,000,000)																			(1,500,000,000)					(1,500,000,000)			(1,500,000,000)
Common stock, par value																														$ 0.001																			$ 0.001					$ 0.001			$ 0.001
Designated of preferred stock																														(20,000,000)																			(20,000,000)					(20,000,000)			(20,000,000)
Preferred stock, par value																														$ 0.001																			$ 0.001					$ 0.001			$ 0.001
Gross proceeds																$ 2,659,750															$ 69,137		$ 796,000
Aggregate common stock shares															1,519,857	1,519,857																	4,000,000
Par value, per share																														$ 0.001		$ 0.06																	$ 0.001					$ 0.001			$ 0.001	$ 0.001
Purchase price per share															$ 1
Fair value amount																							$ 34,500
Restricted common stock issued, shares																		211	194	25,000					10,000											101,097	13,392																				307,342
Fair value of services														$ 192,400						$ 85,750														$ 37,200			$ 41,917						$ 3,587					$ 192,000	$ 190,935			$ 29,387	$ 7,488
Company share sold																															1,382,744
Stock-based compensation																														$ 7,868,533																			7,868,533					$ 7,868,533				$ 7,616,195
Unrecognized compensation expense																														$ 0																			$ 0					0
Shares issued																																																		3,767,925							2,250,691
Warrant holder shares																																																		3,767,925								2,414,218
Warrant exercises																																																		$ 753,693								$ 9,487,223
Warrants to exercise price																																																		3,767,925
Dividend cash																																																		$ 1,625,044							$ 4,216,528	$ 410,750
Additional warrant																																																		18,837,979								127,801
Deemed dividend																																																		$ 3,661,981				$ 12,562,834
Warrant share issued convertible notes payable																																																	2,936,100
Additional warrant issued																																																	$ 88,318,466
Preferred stock, share authorized																														20,000,000																			20,000,000					20,000,000			20,000,000	20,000,000
Price per share																																									$ 3.98
Subscription receivable																																																										$ 40,000
Stock issuance cost																																																										4,225
Additional restricted common stock																							10,000
Stock-based compensation expense																																																										99,908
Share of common stock																																											1,048
Vendor liability																																												$ 12,719
Restricted common stock issued, shares																																												$ 43,667					$ 26,250
Underwriting agreement, description																																										the Company entered into an underwriting agreement with The Benchmark Company LLC, pursuant to which we agreed to sell to the Underwriter in a firm commitment underwritten public offering an aggregate of 750,000 shares of the Company’s common stock, at a public offering price of $3.40 per share. The Company also granted the Underwriter a 30-day option to purchase up to an additional 112,500 shares of Common Stock to cover over-allotments, if any. The Offering closed on June 21, 2021. The net proceeds to the Company from the equity raise was $2,213,500. As part of the underwriting agreement the Company issued 46,667 warrants of the Company’s common stock to Benchmark. The warrants have an exercise price $5.40 and a term of five years. On July 9, 2021, the Representative exercised the over-allotment option to purchase an additional 954,568 shares of Common Stock.
Securities purchase agreement, description																																						the Company entered into a securities purchase agreement with institutional investors resulting in the raise of $3,407,250 in gross proceeds to the Company. Pursuant to the terms of the purchase agreement, the Company agreed to sell, in a registered direct offering, an aggregate of 850,000 shares of the Company’s common stock, par value $0.001 per share, at a purchase price of $4.50 per Share.
Restricted common stock issued, shares																																				250,000
Common stock to settle outstanding																																				$ 576,783
Vendor liabilities																																				$ 33,217																(17,392)		$ 23,589	$ (2,867)		$ (265,717)	$ 59,692
Restricted common stock														185,000				452	429															50,000		246,676																					44,894
Vendor liabilities													$ 104,500																																												$ 265,717
Share based payments																																																								$ 69,000
warrants to purchase common stock																1,519,857																	4,000,000
Exercise price															$ 1.75	$ 1.75																	$ 0.2
Restricted common stock issued																																	$ 75,000																								75,000
Fair value for service exchange																																																				$ 24,001	$ 8,364
Share based payments																																																								$ 2,405
Fair value																																																									$ 111,324
Repurchased share																																																									87,716
Shares of common stock																																																						1,093,750			16,050
Unvested employee options, description																																																									As of December 31, 2022, there was $237,522 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 0.14 years.
Total warrant issued																																																										1,137,575
Fair value amount																																																									$ 16,134,193	$ 3,258,955
Underwriting agreement.																																																										80,000
Comprehensive loss and totaled																																																										$ 480,863
Warrants to exercise price																																																									$ 5,246,953
Warrants issued																																																									6,712,500
Warrants																																																									$ 3,171,076
Stock Option [Member]
Stockholders’ Equity (Details) [Line Items]
Stock option																																																									$ 3,757,514	$ 129,375
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Gross proceeds				$ 100,000				$ 300,000				$ 750,000
Aggregate common stock shares												1,562,500
Par value, per share												$ 0.001
Purchase price per share												$ 0.48
Equity shares											29,170,653
Fair value amount											$ 6,797,648
Restricted common stock issued, shares	1,150,000	100,000	375,000	2,729,522	100,000	1,892,780	44,248	1,500,000	1,250,000	10,417							8,850				820	715		16,275	10,417		1,929	50,000	30,000	200,000	6,235,360	491,133			50,000				793	348	2,154			13,113	31,782	9,624	291	40,000
Fair value of services	$ 296,720	$ 5,700	$ 26,250	$ 240,198	$ 11,400	$ 246,061	$ 5,000		$ 213,750	$ 5,000							$ 19,736				$ 2,500	$ 2,500		$ 69,332	$ 50,002	$ 7,502	$ 8,198	$ 196,000	$ 133,200	$ 244,428	$ 268,120	$ 297,401							$ 2,500	$ 999	$ 8,570					$ 49,371	$ 1,499
Company share sold				1,409,841
Share of common stock																										2,092
Stock issued period for service																									$ 48,000
Vendor liability																																													$ 125,000
Restricted common stock issued, shares																																																	$ 375
Restricted common stock issued, shares																																																	375,000
Restricted common stock																																																									138,125
Fair value exchange services																																			$ 69,000
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value of services																																																			$ 50,000
Converted shares																																																									50	7,278
Fair value for service exchange																																																			22,892
Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value of services																																																			107,206
Converted shares																																																									12,136	1,766,449
Fair value for service exchange																																																			$ 34,900
Securities purchase agreements [Member]
Stockholders’ Equity (Details) [Line Items]
Securities purchase agreement, description																																																									On March 1, 2022, the Company entered into securities purchase agreements with twenty-eight accredited investors whereby, at the closing, such investors purchased from the Company an aggregate of 1,401,457 shares of the Company’s common stock and (ii) 1,401,457 warrants to purchase shares of common stock, for an aggregate purchase price of $2,452,550. Such warrants are exercisable for a term of five-years from the date of issuance, at an exercise price of $1.75 per share. The Company has recorded $40,000 to stock issuance costs, which are part of Additional Paid-in Capital.
Dividend Paid [Member]
Stockholders’ Equity (Details) [Line Items]
Dividend																																																	$ 5,745,484
Series E Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, share authorized																																																									8,000
Preferred stock, share issued																																																									450
Series E Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, par value																																																									$ 1,000
Preferred stock, share authorized																														8,000																			8,000					8,000			8,000	8,000
Preferred stock, share issued																														450																			450					450			450	500
Price per share																																																									$ 4.12
Convertible share																																																										486,516
Loan Agreement [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Restricted common stock issued, shares																															1,177,839
Fair value of services																															$ 50,649
Black-Scholes Option-Pricing Model [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants																																																									$ 6,172,614
Denver Bodega, LLC [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Restricted common stock issued, shares																																569,300
Fair value of services																																$ 34,158